Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory
Schedule of inventory

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Raw materials	1,290	1,080
Work in progress	2,351	2,546
Finished goods	1,691	1,090
Total Inventory	5,332	4,716